Financial Liabilities - U.S. Treasury Credit Facilities - Additional Information (Detail) (USD $)	May 24, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 10, 2009
Tranche B [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 2,000,000,000
Capitalized PIK on U.S. Treasury first lien credit facilities	80,000,000
Tranche C [Member]
Debt Instrument [Line Items]
Credit agreement, term loan made available for future working capital funds				4,600,000,000
Capitalized PIK on U.S. Treasury first lien credit facilities	315,000,000	17,000,000	68,000,000
Maximum amount of capitalized interest				17,000,000
Tranche C [Member] | Us Treasury Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount				288,000,000
Tranche C [Member] | US Treasury Loans [Member]
Debt Instrument [Line Items]
Debt instrument face amount				500,000,000
Tranche C [Member] | Zero Coupon Note [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 100,000,000